Assumptions Used to Determine Benefit Obligations at Period-End and Net Pension Costs (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation, discount rate	4.29%	5.08%	5.38%
Benefit obligation, annual compensation increase	3.60%	4.00%	4.00%
Net cost, discount rate	5.08%	5.38%	5.90%
Net cost, expected return on plan assets	7.25%	7.50%	7.75%
Net cost, annual compensation increase	4.00%	4.00%	4.00%
Other Postretirement Plans
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation, discount rate	3.90%	4.95%	5.10%
Net cost, discount rate	4.95%	5.10%	5.70%